As filed with the Securities and Exchange Commission on May 15, 1997


                                                        Registration No. 33-4077
                                                                        811-4623
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 21                    X
                                                                           -
                                     and/or


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                               Amendment No. 21                            X
                                                                           -


                                   ----------

                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
               (Exact name of Registrant as specified in charter)

                               Ms. Concetta Durso
                          Secretary and Vice President
                First Investors Multi-State Insured Tax Free Fund
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement


It is proposed that this filing will become effective on May 16, 1997 pursuant to paragraph (b) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of beneficial interest, no par value, under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for its fiscal year ending December 31, 1996 on February 27, 1997.

The sole purpose of this Post-Effective Amendment No. 21 is to electronically file certain exhibits previously filed with the Commission in paper format. Parts A and B of this Post-Effective Amendment No. 21 have been filed with the Commission on April 17, 1997 in Registrant's Post-Effective Amendment No. 20 (File No. 33-4077).

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a)  Financial Statements:

       Financial Statements are set forth in Part B, Statement of Additional Information.

      (b)  Exhibits:

           (1)/2/     Amended and Restated Declaration of Trust

           (2)/2/     By-laws

           (3)        Not Applicable

           (4) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust dated October 30, 1985, as amended September 22, 1994, previously filed as Exhibit 99.B1 to Registrant's Registration Statement and (b) Articles III and V of Registrant's By-laws, previously filed as
                      Exhibit 99.B2 to Registrant's Registration Statement.

           (5)/2/ Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.

           (6)/2/ Underwriting Agreement between Registrant and First Investors Corporation.

           (7)        Not Applicable

           (8)a./2/ Custodian Agreement between Registrant and Irving Trust Company

              b./2/   Supplement to Custodian Agreement


           (9)a./2/ Administration Agreement between Registrant, First Investors Management Company, Inc., First Investors Corporation and Administrative Data Management Corp.

              b.      Schedule A to Administration Agreement

           (10)a./1/  Opinion of Counsel
               b.     Opinion of Arizona tax counsel
               c.     Opinion of California tax counsel
               c.     Opinion of Colorado tax counsel
               d./3/ Opinion of Connecticut tax counsel e./3/ Opinion of Florida tax counsel
               f.     Opinion of Georgia tax counsel
               g./4/  Opinion of Maryland tax counsel
               h.     Opinion of Massachusetts tax counsel
               i.     Opinion of Michigan tax counsel
               j.     Opinion of Minnesota tax counsel
               k.     Opinion of Missouri tax counsel
               l./3/  Opinion of New Jersey tax counsel
               m.     Opinion of North Carolina tax counsel
               n.     Opinion of Ohio tax counsel
               o.     Opinion of Oregon tax counsel
               p.     Opinion of Pennsylvania tax counsel
               q.     Opinion of Virginia tax counsel

           (11)a.     Consent of independent accountants
               b./2/  Powers of Attorney
               c.     Consent of Arizona tax counsel
               d.     Consent of California tax counsel
               e.     Consent of Colorado and Georgia tax counsel
               f.     Consent of Connecticut tax counsel
               g.     Consent of Florida tax counsel
               h.     Opinion and Consent of Maryland tax counsel
               i.     Consent of Massachusetts tax counsel
               j.     Consent of Michigan tax counsel
               k.     Consent of Minnesota tax counsel
               l.     Consent of Missouri tax counsel
               m.     Consent of New Jersey tax counsel
               n.     Consent of North Carolina tax counsel
               o.     Consent of Ohio tax counsel
               p.     Consent of Oregon tax counsel
               q.     Consent of Pennsylvania tax counsel
               r.     Consent of Virginia tax counsel

           (12)       Not applicable


           (13)       No undertaking in effect


           (14)       Not Applicable

           (15)a./2/  Amended and Restated Class A Distribution Plan

               b./2/  Class B Distribution Plan


           (16)/4/    Performance Calculations

           (17)       Not applicable


           (18)/2/    18f-3 Plan


----------
/1/ Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ending December 31, 1996 filed on February 27, 1997.
/2/ Incorporated by reference from Post-Effective Amendment No. 19 to Registrant's Registration Statement (File No. 33-4077) filed on April 25, 1996.
/3/ Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Registration Statement (File No. 33-4077) filed on April 25, 1996.
/4/ Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Registration Statement (File No. 33-4077) filed on April 17, 1997.



Item 25.       Persons Controlled by or under common control with Registrant

               There are no persons controlled by or under common control with the Registrant.

Item 26.       Number of Holders of Securities


                                                     Number of Record
                                                      Holders as of
               Title of Class                          May 2, 1997
               --------------                        ----------------

                                                Class A              Class B
               Arizona Fund                       354                  15
               California Fund                    433                   8
               Colorado Fund                      241                  13
               Connecticut Fund                   635                  63
               Florida Fund                       683                  40
               Georgia Fund                       144                  18
               Maryland Fund                      420                  33
               Massachusetts Fund                 888                  34
               Michigan Fund                     1,183                 34
               Minnesota Fund                     342                   2
               Missouri Fund                      117                   8
               North Carolina Fund                250                  13
               Ohio Fund                          810                  22
               New Jersey Fund                   1,677                 49
               Oregon Fund                        579                  26
               Pennsylvania Fund                 1,218                 45
               Virginia Fund                      853                  48


Item 27.  Indemnification

               Article XI, Section 1 of Registrant's Declaration of Trust provides as follows:

               Section 1.

      Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XI, Section 2 of Registrant's Declaration of Trust provides as follows:

               Section 2.

      (a)      Subject to the exceptions and limitations contained in Section
(b) below:

      (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

      (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)      No indemnification shall be provided hereunder to a Covered
Person:

      (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

      (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

               (A)    by the court or other body approving the settlement; or
               (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
               (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however,
                      that  any  Shareholder  may,  by  appropriate   legal
                      proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

               The general effect of this Indemnification will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a Trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office.

      The Registrant's Investment Advisory Agreement provides as follows:

      The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

      The Registrant's Underwriting Agreement provides as follows:

      The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which they may have under the Securities Act of 1933 or the Investment Company Act of 1940.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 32 herein.

Item 28.  Business and Other Connections of Investment Adviser

      First Investors Management Company, Inc., the Registrant's Investment Adviser, also serves as Investment Adviser to:

      First Investors Cash Management Fund, Inc.
      First Investors Series Fund
      First Investors Series Fund II, Inc.
      First Investors Fund For Income, Inc.
      First Investors Government Fund, Inc.
      First Investors High Yield Fund, Inc.
      First Investors Insured Tax Exempt Fund, Inc.
      First Investors Global Fund, Inc.
      First Investors Life Series Fund
      First Investors New York Insured Tax Free Fund, Inc.
      First Investors Special Bond Fund, Inc.
      First Investors Tax-Exempt Money Market Fund, Inc.
      First Investors U.S. Government Plus Fund

      Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Directors or Trustees and Officers."

Item 29.  Principal Underwriters

      (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

               First Investors Cash Management Fund, Inc.
               First Investors Series Fund
               First Investors Series Fund II, Inc.
               First Investors Fund For Income, Inc.
               First Investors Government Fund, Inc.
               First Investors High Yield Fund, Inc.
               First Investors Insured Tax Exempt Fund, Inc.
               First Investors Global Fund, Inc.
               First Investors New York Insured Tax Free Fund, Inc. First Investors Tax-Exempt Money Market Fund, Inc.
               First Investors U.S. Government Plus Fund

      (b)      The following persons are the officers and directors of the
Underwriter:

                            Position and                  Position and
Name and Principal          Office with First             Office with
Business Address            Investors Corporation         Registrant
------------------          ---------------------         ------------

Glenn O. Head               Chairman                      President
95 Wall Street              and Director                  and Trustee
New York, NY 10005

Marvin M. Hecker            President                     None
95 Wall Street
New York, NY  10005

John T. Sullivan            Director                      Chairman of the
95 Wall Street                                            Board of Trustees
New York, NY 10005

Roger L. Grayson            Director                      Trustee
95 Wall Street
New York, NY  10005

Joseph I. Benedek           Treasurer                     Treasurer
581 Main Street
Woodbridge, NJ 07095

Robert Murphy               Comptroller                   None
581 Main Street
Woodbridge, NJ  07095

Lawrence A. Fauci           Senior Vice President         None
95 Wall Street              and Director
New York, NY 10005

Kathryn S. Head             Vice President,               Trustee
581 Main Street             Chief Financial
Woodbridge, NJ 07095        Officer and Director

Louis Rinaldi               Senior Vice                   None
581 Main Street             President
Woodbridge, NJ 07095


Frederick Miller            Senior Vice                   None
581 Main Street             President
Woodbridge, NJ 07095


Howard M. Factor            Vice President                None
95 Wall Street
New York, NY  10005

Larry R. Lavoie             Secretary and                 None
95 Wall Street              General Counsel
New York, NY  10005

Matthew Smith               Vice President                None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons           Director                      None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                 Vice President                None
581 Main Street
Woodbridge, NJ 07095

Jane W. Kruzan              Director                      None
232 Adair Street
Decatur, GA 30030


Elizabeth Reilly            Vice President                None
581 Main Street
Woodbridge, NJ 07095



               (c) Not applicable

Item 30.  Location of Accounts and Records

               Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 31.       Management Services

               Inapplicable

Item 32.       Undertakings

               The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 14th day of May, 1997.


                                                 FIRST INVESTORS MULTI-STATE
                                                 INSURED TAX FREE FUND
                                                 (Registrant)


                                                 By:  /s/ Glenn O. Head
                                                      -----------------
                                                      Glenn O. Head
                                                      President and Trustee

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Glenn O. Head                 Principal Executive            May 14, 1997
-------------------------         Officer and Director
Glenn O. Head

/s/ Joseph I. Benedek             Principal Financial            May 14, 1997
-------------------------         and Accounting Officer
Joseph I. Benedek

         *                        Director                       May 14, 1997
-------------------------
Kathryn S. Head

         *                        Director                       May 14, 1997
-------------------------
Roger L. Grayson

         *                        Director                       May 14, 1997
-------------------------
Herbert Rubinstein

         *                        Director                       May 14, 1997
-------------------------
Nancy Schaenen

         *                        Director                       May 14, 1997
-------------------------
James M. Srygley

         *                        Director                       May 14, 1997
-------------------------
John T. Sullivan

         *                        Director                       May 14, 1997
-------------------------
Rex R. Reed

         *                        Director                       May 14, 1997
-------------------------
Robert F. Wentworth


*By:     /s/ Larry R. Lavoie
         -------------------
         Larry R. Lavoie
         Attorney-in-fact

                                INDEX TO EXHIBITS



Exhibit
Number                Description

99.B.9            Schedule A to Admin. Agreement
99.B10.1          Opinion of Arizona tax counsel
99.B10.2          Opinion of California tax counsel
99.B10.3          Opinion of Colorado tax counsel
99.B10.4          Opinion of Georgia tax counsel
99.B10.5          Opinion of Massachusetts tax counsel
99.B10.6          Opinion of Michigan tax counsel
99.B10.7          Opinion of Minnesota tax counsel
99.B10.8          Opinion of Missouri tax counsel
99.B10.9          Opinion of North Carolina tax counsel
99.B10.10         Opinion of Ohio tax counsel
99.B10.11         Opinion of Oregon tax counsel
99.B10.12         Opinion of Pennsylvania tax counsel
99.B10.13         Opinion of Virginia tax counsel